Environmental Reclamation Liability (Tables)	12 Months Ended
Dec. 31, 2022
Environmental Reclamation Liabilities
Schedule of movements in the environmental reclamation liability

Balance, December 31, 2020	$—
Initial estimate	7,473,805
Change in estimate	4,724,846
Work performed on early action items	(2,310,451)
Balance, December 31, 2021	9,888,200
Change in estimate	4,564,611
Work performed on early action items	(3,651,875)
Balance, December 31, 2022	$10,800,936

Current portion	$9,590,766
Non-current portion	1,210,170
Balance, December 31, 2022	$10,800,936